As filed with the Securities and Exchange Commission on or about April 12, 2001

                                        Securities Act Registration No. 33-59361
                                Investment Company Act Registration No. 811-7285

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [   ]
         Pre-Effective Amendment No.                                    [   ]
                                     --------

         Post-Effective Amendment No.    18                             [ X ]
                                      --------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [   ]
         Amendment No.    20                                            [ X ]
                       -------

                        (Check appropriate box or boxes)

                      STRONG HERITAGE RESERVE SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                            53051
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400

                             Elizabeth N. Cohernour
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box).

         [ X ]    immediately upon filing pursuant to paragraph (b) of Rule 485
         [   ]    on (date) pursuant to paragraph (b) of Rule 485
         [   ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [   ]    on (date) pursuant to paragraph (a)(1) of Rule 485
         [   ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [   ]    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [   ]   this post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 12th day of April, 2001.

                                         STRONG HERITAGE RESERVE SERIES, INC.
                                         (Registrant)

                                         By: /S/ ELIZABETH N. COHERNOUR
                                         ---------------------------------------
                                         Elizabeth N. Cohernour, Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.


                     NAME                                          TITLE                           DATED AS OF

                                                Chairman of the Board (Principal Executive
                                                Officer) and a Director                          April 12, 2001
-----------------------------------------------
Richard S. Strong*

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                              April 12, 2001
-----------------------------------------------
John W. Widmer


                                                Director                                         April 12, 2001
-----------------------------------------------
Marvin E. Nevins*


                                                Director                                         April 12, 2001
-----------------------------------------------
Willie D. Davis*


                                                Director                                         April 12, 2001
-----------------------------------------------
William F. Vogt*


                                                Director                                         April 12, 2001
-----------------------------------------------
Stanley Kritzik*


                                                Director                                         April 12, 2001
-----------------------------------------------
Neal Malicky*


* Cathleen A. Ebacher signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A.


                                 By:   /S/ CATHLEEN A. EBACHER
                                 -----------------------------------------------
                                 Cathleen A. Ebacher

                                                   EXHIBIT INDEX

                                                                                                 EDGAR
  EXHIBIT NO.                                        EXHIBIT                                     EXHIBIT NO.
  -----------                                        -------                                     -----------
(a.3)             Amendment to Articles of Incorporation effective April 9, 2001                 EX-99.a3
(b.2)             Amendment to Bylaws dated April 5, 2001                                        EX-99.b2
(e)               Distribution Agreement                                                         EX-99.e
(g)               Custodian and Remote Access Agreement                                          EX-99.g
(h)               Transfer and Dividend Disbursing Agent Agreement                               EX-99.h
(h.1)             Investor Class Shares Amended and Restated Administration Agreement            EX-99.h1
(h.2)             Amended and Restated Advisor Class Shares Administration Agreement             EX-99.h2
(h.3)             Amended and Restated Administration Agreement - Institutional Class Shares     EX-99.h3
(m)               Amended and Restated Rule 12b-1 Distribution Plan                              EX-99.m
(n)               Amended and Restated Rule 18f-3 Multiple Class Plan                            EX-99.n
(p)               Code of Ethics for Access Persons dated April 5, 2001                          EX-99.p